Net Loss Per Share Attributable to Ordinary Shareholders (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Schedule of earnings per share, basic and diluted
	Year Ended December 31,
	2021	2022	2023
	(in thousands, except share and per share data)

Basic net loss per share
Numerator:
Allocation of net loss	(74,933)	(195,405)	(133,805)

Allocation of net loss attributable to ordinary shareholders	(74,933)	(195,405)	(133,805)
Denominator:
Weighted-average shares used in computing net loss per share attributable to Ordinary shareholders	101,737,026	157,691,173	164,353,909
Basic net loss per share attributable to ordinary shareholders	(0.74)	(1.24)	(0.81)

Diluted net loss per share
Numerator:
Allocation of net loss attributable for diluted computation	(74,933)	(195,405)	(133,805)

Denominator:
Weighted-average shares used in computing net loss per share attributable to ordinary shareholders	101,737,026	157,691,173	164,353,909
Diluted net loss per share attributable to ordinary shareholders	(0.74)	(1.24)	(0.81)

Schedule of antidilutive securities excluded from computation of diluted net loss per share
	Year Ended December 31,
	2021	2022	2023

Unvested RSU’s	443,018	1,348,682	1,957,057
Outstanding warrants to Ordinary Shares	7,902,480	2,713,701	492,054
Outstanding share options	10,132,154	9,054,293	7,761,657
Total	18,477,652	13,116,676	10,210,768